ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
ACCRUED LIABILITIES [Abstract]
Accrued Interest	$ 3,246	$ 1,437
Accrued Expenses	10,335	6,211
Deferred Revenue	2,290	0
Total	$ 15,871	$ 7,648